Organization and Principal Activities (Details) - ADS [Member] - USD ($) $ / shares in Units, $ in Millions	Feb. 28, 2023	Nov. 23, 2022	Oct. 05, 2020	Aug. 05, 2010
Organization and Principal Activities [Line Items]
Consideration (in Dollars)		$ 12
Initial Public Offering [Member]
Organization and Principal Activities [Line Items]
Shares issued	2,500,000		1,507,538	2,070,000
Price per share (in Dollars per share)	$ 0.8		$ 3.98	$ 4.25
Number of ADS represents ordinary shares	5,000,000		2